Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 68,035	$ 359,826
Restricted cash
Accounts receivable	494,129	55,586
Prepaid expenses	14,449,333	19,020,159
Other current assets	880,961	907,632
Total current assets	15,892,458	20,343,203
Notes receivable	2,250,000	2,000,000
Investments	250,000	250,000
Goodwill	9,061,675	11,227,491
Intangible assets, net	12,569,165	17,681,874
Property and equipment, net	12,124	21,309
Other long-term assets	12,906,849	12,884,686
Total assets	52,942,271	64,408,563
Current liabilities:
Trade payables	8,241,311	8,049,531
Deferred revenue	250,000	357,143
Notes payable - current	6,110,777	6,026,669
Accrued interest	1,218,864	858,875
Accrued and other expenses	12,161,311	11,359,616
Other liabilities	2,415,179	1,167,111
Total current liabilities	30,397,442	27,818,945
Long-term liabilities:
Convertible debt, net - noncurrent
Other long-term liabilities
Total long-term liabilities
Commitments and contingencies (Note 13)
Total liabilities	30,397,442	27,818,945
Equity Controlling Interest
Preferred Stock, par value $0.001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.001, 500,000,000 shares authorized, 18,326,855 and 2,877,045 issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	18,327	2,877
Additional paid-in capital	283,913,433	269,690,569
Accumulated other comprehensive loss	16,880	(91,667)
Accumulated deficit	(263,468,728)	(235,132,590)
Total Lottery.com Inc. stockholders’ equity	20,479,912	34,469,189
Noncontrolling interest	2,064,917	2,120,429
Total Equity	22,544,829	36,589,618
Total liabilities and stockholders’ equity	$ 52,942,271	$ 64,408,563